Reverse Merger	12 Months Ended
Dec. 31, 2014
Reverse Merger
Reverse Merger

11.	REVERSE MERGER

On January 28, 2013 the Investment Evolution Global Corporation (“IEGC”) entered into a stock exchange agreement (the “Stock Exchange Agreement”) among IEGC, its sole shareholder IEG Holdings Limited, an Australian company (“IEG”) and IEG Holdings Corporation (f/k/a Ideal Accents, Inc.), a Florida corporation (“IEG Holdings”). Under the terms of the Stock Exchange Agreement, IEG Holdings agreed to acquire a 100% interest in the Company for 2,724,471 shares of IEG Holdings’ common stock after giving effect to a 1 for 6 reverse stock split (also adjusted for the 1-for-100 reverse stock split that took effect June 17, 2015). On February 14, 2013 IEG Holdings filed the Amended Articles with the Secretary of State of Florida changing its name from Ideal Accents, Inc. to IEG Holdings Corporation, increasing the number of shares of its authorized common stock to 1,000,000,000, $.001 par value, creation of 50,000,000 shares of “blank-check” preferred stock and effectuating a 1 for 6 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”) pursuant to the terms of the Stock Exchange Agreement. FINRA approved the IEG Holdings Amended Articles on March 11, 2013.

On March 13, 2013 IEG Holdings completed the acquisition of IEGC under the terms of the Stock Exchange Agreement and issued to IEG 2,724,471 shares of IEG Holdings common stock after giving effect to the Reverse Stock Split whereby IEG Holdings acquired a 100% interest in the Company. As a result of the ownership interests of IEG in IEG Holdings and its former ownership interest in the Company, for financial statement reporting purposes, the acquisition of the Company by IEG Holdings has been treated as a reverse acquisition with IEGC being the accounting acquirer.